Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		Cellectis SA [Member]		Share Capital Ordinary Shares [member]		Premiums Related to Share Capital [member]		Premiums Related to Share Capital [member] Cellectis SA [Member]		Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Cellectis SA [Member]		Non controlling Interests [member]
Beginning balance at Dec. 31, 2022		$ 125,941				$ 2,955		$ 583,122				$ (28,605)	$ (333,365)	$ (106,139)	$ 117,968			$ 7,973
Beginning balance, shares at Dec. 31, 2022						45,675,968
Net income (loss)		(49,165)	[1]											(41,781)	(41,781)			(7,384)
Other comprehensive income (loss)		997	[2]									(439)	(32)		(471)			1,468
Total Comprehensive income (loss)		(48,168)	[2]									(439)	(32)	(41,781)	(42,252)			(5,916)
Allocation of prior period loss													(106,139)	106,139
Capital increase of Cellectis		25,017				$ 536		24,482							25,017
Capital increase of Cellectis, Shares						9,907,800
Transaction costs related to Cellectis' capital increase				$ (1,455)				(1,455)		$ (1,455)						$ (1,455)
Operation between shareholders													342		342			(342)
Loss of control over Calyxt		(3,625)																(3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation		(8,019)										(8,007)	(12)		(8,019)
Non-cash stock-based compensation expense		7,125						5,119							5,119			2,006
Other movements		(257)						(133,976)					133,814		(163)			(95)
Balance at end of year at Jun. 30, 2023		96,558				$ 3,491		477,291				(37,051)	(305,391)	(41,781)	96,558			0
Ending balance, shares at Jun. 30, 2023						55,583,768
Beginning balance at Dec. 31, 2023		84,695				$ 4,365		522,785				(36,690)	(304,707)	(101,059)	84,695
Beginning balance, shares at Dec. 31, 2023						71,751,201
Net income (loss)		(19,627)												(19,627)	(19,627)
Other comprehensive income (loss)		(1,329)										(1,388)	59		(1,329)			(0)
Total Comprehensive income (loss)		(20,956)										(1,388)	59	(19,627)	(20,956)			(0)
Allocation of prior period loss	[3]												(101,059)	101,059
Capital increase of Cellectis	[4]	140,770				$ 1,514		139,256							140,770
Capital increase of Cellectis, Shares	[4]					28,000,000
Transaction costs related to Cellectis' capital increase		(200)		$ (207)	[5]			(207)	[6]	$ (207)	[5]					$ (207)	[5]
Derecognition of AZ SIA derivative		(57,330)						(57,330)							(57,330)
Exercise of share warrants, employee warrants, stock-options and free-shares, amount		$ 19				$ 19	[7]								19
Exercise of share warrants, employee warrants, stock-options and free-shares, shares		342,434	[7]			342,434
Non-cash stock-based compensation expense		$ 1,717						1,717							1,717
Other movements		(97)						(76)					(22)		(97)
Balance at end of year at Jun. 30, 2024		$ 148,610				$ 5,897		$ 606,146				$ (38,077)	$ (405,729)	$ (19,627)	$ 148,610			$ 0
Ending balance, shares at Jun. 30, 2024						100,093,635

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[3]	The loss for the year ended December 31, 2023 is allocated to retained earnings following the allocation decision of the Annual General Meeting of shareholders on June 28, 2024.
[4]	During the six-months ended June 30, 2024, 28,000,000 shares were issued on May 3, 2024 in connection with the AstraZeneca Subsequent Investment Agreement (the "SIA") of $140.0 million at a price of $5 per share.
[5]	The transaction costs recognized as a reduction of share premium during the six-months ended June 30, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment (the "SIA").
[6]	The transaction costs recognized as a reduction of share premium during the six-months ended June 30, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.
[7]	During the six-month period ended June 30, 2024, 342,434 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.